Provisions - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Disclosure Of Noncurrent Provisions [Line Items]
Decommissioning and other exit costs	$ 1,393	$ 3,214	$ 2,225	$ 3,635
Cash outflows relating to organizational restructuring			5,100
Cash outflows relating to closure production facility Singapore			$ 3,100
Production Facility in Singapore
Disclosure Of Noncurrent Provisions [Line Items]
Costs relating to closure of facility expected payment period			throughout the coming 2 years